Leases (Tables)	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Schedule of aggregate noncancelable future minimum lease payments under operating and finance leases
	Operating Lease	Financing Lease
Year Ending December 31:
Remainder of 2022	$2,901	$828
2023	3,830	189
2024	3,258	122
2025	931	12
2026	474	—
Thereafter	1,739	—
Total	13,133	1,151
Less: imputed interest	(1,541)	(77)
Present value of lease liabilities	11,592	1,074
Less: current portion	(3,519)	(822)
Lease liabilities, net of current portion	$8,073	$252

Schedule of additional information related to the company’s lease balances
	March 31, 2022	March 31, 2021
Operating lease cost	$865	$823
Short-term lease cost	57	213

Financing lease cost:
Amortization of finance leased assets	411	654
Interest of lease liabilities	36	240

Schedule of weighted average remaining lease term and the weighted average discount rate
	Operating Lease	Financing Lease
Weighted average remaining lease term (years)	4.12	1.23
Weighted average discount rate	5.92%	10.24%